THE HENNESSY
                               MUTUAL FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2003

                                [Hennessy Logo]

                                    Hennessy
                                  Mutual Funds

                        THE HENNESSY MUTUAL FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                 (415) 899-1555
                                 (800) 966-4354
                       Email: fundsinfo@hennessyfunds.com
                     Webpage: http://www.hennessyfunds.com
                          Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX
                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX

                        THE HENNESSY MUTUAL FUNDS, INC.

                                                                        May 2003

Dear Shareholder:

Enclosed please find the semi-annual report for the Hennessy Cornerstone Growth and Hennessy Cornerstone Value Funds. Our semi-annual report contains financial information about our funds for the six months ended March 31, 2003, including how our funds performed. During the past six months, the financial markets have shifted their anxiety about war to anxiety about the U.S. economy and corporate earnings. The conclusion of the Iraq conflict, combined with the quantity of upside earnings surprises, has assisted in the recent market turnaround, and we believe there is still room for the markets to move on the upside.

We also believe the next major upswings will come from low price to sales stocks like we buy in the Hennessy Cornerstone Growth Fund or from high dividend yielding stocks like we buy in the Hennessy Cornerstone Value Fund. We believe buying these types of companies over the long term should produce above average returns. That is because both specific stock "news" and general market "news" are inherent in a stock's purchase price, and when a company receives a positive report, normally investors respond enthusiastically and drive the price higher.

During each fund's last fiscal year ended September 30, 2002, the Hennessy Cornerstone Growth Fund gained 4.47%, and the Hennessy Cornerstone Value Fund lost 16.05%, versus the S&P 500, which lost 20.49% over the same time period. Looking at a shorter time frame, for the six-month period ending March 31, 2003, the Hennessy Cornerstone Growth Fund lost 1.03%, and the Cornerstone Value Fund gained 0.26% versus the S&P 500 that gained 5.02% over the same time period. Though the S&P 500 has gained on both funds over the past six months, each fund has outperformed the S&P 500 in their last fiscal year. That is why we feel it is so important for investors to maintain their long-term view when evaluating their investments.

During the past six months we rebalanced both of the Cornerstone Strategies. This year the strategies selected stocks like Rollins, Inc. (Orkin Exterminating), Adolf Coors Company (Alcoholic Beverages), and J. B. Hunt Transport Services, Inc. (Transportation) for our Cornerstone Growth Fund and Bank of America Corporation (Banking), E.I. du Pont de Nemours and Company (Chemicals), and Caterpillar Inc. (Construction) for our Cornerstone Value Fund. As indicated earlier, both of the Hennessy Cornerstone Funds outperformed the
S&P 500 index for the past year.   As always we attribute this performance to
maintaining our specific disciplined investment approaches. We let the stocks come to us; we do not chase them.

At Hennessy, we remain committed to sticking to our stock selection formulas in all types of markets. I continue to believe that our disciplined formula-based investment strategies will help us produce consistent results over time. Thank you for continuing to choose Hennessy Funds as your investment partner.

Sincerely,

/s/ Neil Hennessy

Neil Hennessy
President & Portfolio Manager

As of March 31, 2003, the Hennessy Cornerstone Value Fund's average annual returns for 1 year, 5 year and since inception (inception date is 11/1/96) are - 23.50%, -1.79% and 2.64% respectively. The Hennessy Cornerstone Growth Fund's average annual returns for the same periods are -14.43%, 6.70% and 12.05% respectively. Also in the same periods, the S&P 500 Index returned -24.75%, - 3.76% and 4.44% respectively.

Past performance is not an indication of future returns. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested in the Funds. References to specific securities should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments within the semi-annual report for additional portfolio information, including percentages of holdings. Fund holdings are subject to change at any time.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is an unmanaged capitalization-weighted index generally representative of the market for the stocks of large U.S. companies across the broad domestic economy. One cannot invest directly in an index.

The Funds may hold securities of foreign companies, which may involve volatility, as well as political, economic and currency risks.

For use only when accompanied or preceded by a current prospectus.

Quasar Distributors, LLC, Distributor.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)

                                                    HENNESSY         HENNESSY
                                                   CORNERSTONE     CORNERSTONE
                                                   GROWTH FUND      VALUE FUND
                                                   -----------      ----------
ASSETS:
Investments, at value (cost $510,163,043 and       $513,023,714    $20,724,382
  $23,838,686, respectively)(1)<F1>
Cash                                                     15,906             --
Income receivable                                       308,065         52,604
Receivable for fund shares sold                       2,090,229        106,274
Other assets                                             60,687         20,248
                                                   ------------    -----------
   Total Assets                                     515,498,601     20,903,508
                                                   ------------    -----------

LIABILITIES:
Collateral for securities loaned                     55,097,490      3,839,895
Payable to Adviser                                      277,622         10,587
Payable for fund shares redeemed                        552,836          7,016
Accrued expenses and other payables                     392,504         36,174
                                                   ------------    -----------
   Total Liabilities                                 56,320,452      3,893,672
                                                   ------------    -----------
NET ASSETS                                         $459,178,149    $17,009,836
                                                   ------------    -----------
                                                   ------------    -----------

NET ASSETS CONSIST OF:
Capital stock                                      $501,811,989    $24,491,832
Accumulated undistributed net
  investment income (loss)                           (3,122,591)       133,017
Accumulated undistributed net realized
  loss on investments                               (42,371,920)    (4,500,709)
Unrealized net appreciation (depreciation)
  on investments                                      2,860,671     (3,114,304)
                                                   ------------    -----------
   Total Net Assets                                $459,178,149    $17,009,836
                                                   ------------    -----------
                                                   ------------    -----------

Shares authorized ($.0001 par value)             25,000,000,000 25,000,000,000
Shares issued and outstanding                        35,450,161      1,935,235
Net asset value, offering price and
  redemption price per share                       $      12.95    $      8.79
                                                   ------------    -----------
                                                   ------------    -----------

(1)<F1> Includes market value of securities on loan of $54,017,147 and $3,764,603, respectively.

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

                                                    HENNESSY         HENNESSY
                                                   CORNERSTONE     CORNERSTONE
                                                   GROWTH FUND      VALUE FUND
                                                   -----------      ----------
INVESTMENT INCOME:
Dividend income (net of withholding tax of
  $5,302 and $3,421, respectively)                $  1,139,392     $   279,657
Interest income                                        132,368           3,788
Securities lending income                               18,767           1,997
                                                  ------------     -----------
       Total investment income                       1,290,527         285,442
                                                  ------------     -----------

EXPENSES:
Investment advisory fees                             1,594,721          64,735
Administration fees                                    581,858          23,619
Federal and state registration fees                     49,946          13,403
Audit fees                                               8,788           6,747
Legal fees                                               4,550           3,939
Reports to shareholders                                 14,625           3,432
Directors' fees and expenses                             2,041           2,067
Transfer agent fees and expenses                       175,318           5,291
Service fee expense                                    215,503           8,748
Other                                                   18,070           1,274
                                                  ------------     -----------
       Total expenses                                2,665,420         133,255
                                                  ------------     -----------
NET INVESTMENT INCOME (LOSS)                        (1,374,893)        152,187
                                                  ------------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized loss on investments                 (44,057,725)     (1,620,213)
  Change in unrealized appreciation
    on investments                                  35,449,193       1,534,442
                                                  ------------     -----------
       Net loss on investments                      (8,608,532)        (85,771)
                                                  ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $ (9,983,425)        $66,416
                                                  ------------     -----------
                                                  ------------     -----------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        HENNESSY CORNERSTONE GROWTH FUND         HENNESSY CORNERSTONE VALUE FUND
                                                     -------------------------------------    -------------------------------------
                                                     SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                                      MARCH 31, 2003    SEPTEMBER 30, 2002     MARCH 31, 2003    SEPTEMBER 30, 2002
                                                     ----------------   ------------------    ----------------   ------------------
                                                        (UNAUDITED)                              (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                        $ (1,374,893)       $ (1,747,686)        $   152,187         $   421,191
   Net realized gain (loss) from
     security transactions                              (44,057,725)         18,570,496          (1,620,213)            609,964
   Change in unrealized appreciation or
     depreciation on investments                         35,449,193         (36,750,049)          1,534,442          (4,014,160)
                                                       ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     resulting from operations                           (9,983,425)        (19,927,239)             66,416          (2,983,005)
                                                       ------------        ------------         -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    --                  --            (360,831)           (466,268)
   From net realized gains from
     security transactions                              (15,011,941)        (11,188,819)                 --                  --
                                                       ------------        ------------         -----------         -----------
   Total distributions                                  (15,011,941)        (11,188,819)           (360,831)           (466,268)
                                                       ------------        ------------         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                            213,934,943         294,063,380           3,092,514           5,517,881
   Shares issued to holders in
     reinvestment of dividends                           14,479,432          10,850,723             349,662             447,531
   Cost of shares redeemed                              (86,604,853)        (86,948,450)         (1,913,909)         (7,164,436)
                                                       ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     derived from capital share transactions            141,809,522         217,965,653           1,528,267          (1,199,024)
                                                       ------------        ------------         -----------         -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                         116,814,156         186,849,595           1,233,852          (4,648,297)

NET ASSETS:
   Beginning of period                                  342,363,993         155,514,398          15,775,984          20,424,281
                                                       ------------        ------------         -----------         -----------
   End of period                                       $459,178,149        $342,363,993         $17,009,836         $15,775,984
                                                       ------------        ------------         -----------         -----------
                                                       ------------        ------------         -----------         -----------
   UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS), END OF PERIOD                        (3,122,591)                 --             133,017             341,662
                                                       ------------        ------------         -----------         -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                           15,796,933          19,354,504             340,034             506,523
   Shares issued to holders as
     reinvestment of dividends                            1,039,442             820,160              36,806              40,173
   Shares redeemed                                       (6,661,866)         (6,025,399)           (204,031)           (655,896)
                                                       ------------        ------------         -----------         -----------
   Net increase (decrease) in shares outstanding         10,174,509          14,149,265             172,809            (109,200)
                                                       ------------        ------------         -----------         -----------
                                                       ------------        ------------         -----------         -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                       HENNESSY CORNERSTONE GROWTH FUND
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             MARCH 31,                             YEAR ENDED SEPTEMBER 30,
                                                2003           2002           2001           2000           1999           1998
                                             ----------     ----------     ----------     ----------     ----------     ----------
                                            (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                       $13.55         $13.98         $19.48         $12.36         $ 9.57         $15.30
                                               ------         ------         ------         ------         ------         ------

   Income from investment operations:
       Net investment loss(1)<F2>               (0.02)         (0.07)         (0.09)         (0.16)         (0.09)         (0.07)
       Net realized and unrealized
         gain (loss) on investments             (0.10)          0.67          (1.91)          7.28           2.88          (3.88)
                                               ------         ------         ------         ------         ------         ------
            Total from
              investment operations             (0.12)          0.60          (2.00)          7.12           2.79          (3.95)
                                               ------         ------         ------         ------         ------         ------

   Less Distributions:
       From net investment income                  --             --             --             --             --             --
       From net realized gains                  (0.48)         (1.03)         (3.50)            --             --          (1.78)
                                               ------         ------         ------         ------         ------         ------
            Total distributions                 (0.48)         (1.03)         (3.50)            --             --          (1.78)
                                               ------         ------         ------         ------         ------         ------
   Net asset value, end of period              $12.95         $13.55         $13.98         $19.48         $12.36         $ 9.57
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

TOTAL RETURN                                   -1.03%(2)<F3>   4.47%        -10.95%         57.61%         29.15%        -27.63%

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets,
     end of period (millions)                  $459.2         $342.4         $155.5         $182.5         $120.8          $80.4
   Ratio of net expenses
     to average net assets                      1.24%(3)<F4>   1.10%          1.11%          1.18%          1.15%          1.16%
   Ratio of net investment loss
     to average net assets                     -0.64%(3)<F4>  -0.73%         -0.60%         -0.90%         -0.84%         -0.86%
   Portfolio turnover rate                     93.31%         70.33%        103.33%         95.28%        125.19%        119.98%

(1)<F2> Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(2)<F3>   Not annualized.
(3)<F4>   Annualized.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                        HENNESSY CORNERSTONE VALUE FUND
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             MARCH 31,                             YEAR ENDED SEPTEMBER 30,
                                                2003           2002           2001           2000           1999           1998
                                             ----------     ----------     ----------     ----------     ----------     ----------
                                            (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                       $ 8.95         $10.91         $10.29         $11.90         $10.84         $11.50

   Income from investment operations:
       Net investment income                     0.07           0.25           0.24           0.32           0.33           0.21
       Net realized and unrealized
         gains (losses) on investments          (0.03)         (1.95)          0.52          (0.18)          1.49          (0.70)
                                               ------         ------         ------         ------         ------         ------
           Total from
             investment operations               0.04          (1.70)          0.76           0.14           1.82          (0.49)
                                               ------         ------         ------         ------         ------         ------

   Less Distributions:
       From net investment income               (0.20)         (0.26)         (0.14)         (0.47)         (0.26)         (0.17)
       From net realized gains                     --             --             --          (1.28)         (0.50)            --
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.20)         (0.26)         (0.14)         (1.75)         (0.76)         (0.17)
                                               ------         ------         ------         ------         ------         ------
   Net asset value, end of period              $ 8.79         $ 8.95         $10.91         $10.29         $11.90         $10.84
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

TOTAL RETURN                                    0.26%(1)<F5> -16.05%          7.38%          1.30%         17.12%         -4.32%

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets,
     end of period (millions)                   $17.0          $15.8          $20.4          $17.5          $26.3          $21.9
   Ratio of net expenses
     to average net assets                      1.52%(2)<F6>   1.43%          1.74%          1.85%          1.38%          1.45%
   Ratio of net investment income
     to average net assets                      1.74%(2)<F6>   2.12%          2.12%          2.36%          2.58%          2.12%
   Portfolio turnover rate                     61.13%         76.93%         78.01%         86.13%        122.79%         51.56%

(1)<F5>   Not annualized.
(2)<F6>   Annualized.

                     See notes to the financial statements.

HENNESSY CORNERSTONE GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

   NUMBER
 OF SHARES                                                            VALUE
 ---------                                                            -----
               COMMON STOCKS -- 95.62%

               AEROSPACE/DEFENSE -- 2.14%
    250,900    Engineered Support Systems, Inc.                   $  9,822,735
                                                                  ------------

               AGRICULTURE PRODUCTIONS, CROPS -- 1.89%
    344,300    Bunge Limited                                         8,662,588
                                                                  ------------

               APPAREL -- 2.19%
    328,300    Quiksilver, Inc.*<F7>                                10,052,546
                                                                  ------------

               BEVERAGES -- 2.93%
    142,600    Adolf Coors Company                                   6,916,100
    130,900    Coca-Cola Bottling Co. Consolidated                   6,531,910
                                                                  ------------
                                                                    13,448,010
                                                                  ------------

               CHEMICALS -- 1.65%
    311,500    Albemarle Corporation                                 7,585,025
                                                                  ------------

               COMMERCIAL SERVICES -- 5.95%
    425,400    Dollar Thrifty Automotive Group, Inc.*<F7>            7,082,910
    165,400    Rent-A-Center, Inc.*<F7>                              9,049,034
    485,050    Rollins, Inc.+<F8>                                   11,170,702
                                                                  ------------
                                                                    27,302,646
                                                                  ------------

               COMPUTERS -- 4.34%
    228,800    Imation Corp.*<F7>                                    8,515,936
  1,257,300    Western Digital Corporation*<F7>+<F8>                11,391,138
                                                                  ------------
                                                                    19,907,074
                                                                  ------------

               CONSUMER PRODUCTS -- 7.35%
    576,200    American Greetings Corporation*<F7>+<F8>              7,548,220
    439,500    Central Garden & Pet Company*<F7>                     9,510,780
    450,600    Fossil, Inc.*<F7>                                     7,759,332
    345,700    Jarden Corp.*<F7>                                     8,988,200
                                                                  ------------
                                                                    33,806,532
                                                                  ------------

               ELECTRIC, GAS, SANITARY SERVICES -- 2.37%
    237,900    UGI Corporation                                      10,872,030
                                                                  ------------

               ELECTRONICS -- 6.71%
    229,800    AMETEK, Inc.                                          7,585,698
    256,600    Benchmark Electronics, Inc.*<F7>+<F8>                 7,269,478
    146,700    Harman International Industries, Incorporated+<F8>    8,592,219
     92,600    Nam Tai Electronics, Inc.                             7,361,816
                                                                  ------------
                                                                    30,809,211
                                                                  ------------

               ENGINEERING & CONSTRUCTION -- 4.11%
    551,800    Chicago Bridge & Iron Company N.V.                    8,961,232
    235,500    Jacobs Engineering Group Inc.*<F7>                    9,893,355
                                                                  ------------
                                                                    18,854,587
                                                                  ------------

               FOOD, BEVERAGE & TOBACCO -- 3.87%
    378,500    Sensient Technologies Corporation                     7,577,570
    183,600    Whole Foods Market, Inc.*<F7>+<F8>                   10,215,504
                                                                  ------------
                                                                    17,793,074
                                                                  ------------

               GARDENING -- 3.76%
    140,300    The Toro Company+<F8>                                 9,828,015
    225,000    Tractor Supply Company*<F7>+<F8>                      7,429,500
                                                                  ------------
                                                                    17,257,515
                                                                  ------------

               HEALTHCARE-SERVICES -- 3.94%
    209,900    Aetna Inc.                                           10,348,070
    320,200    PacifiCare Health Systems, Inc.*<F7>                  7,729,628
                                                                  ------------
                                                                    18,077,698
                                                                  ------------

               HOUSING -- 2.01%
     28,000    NVR, Inc.*<F7>+<F8>                                   9,212,000
                                                                  ------------

               INSURANCE -- 6.16%
    263,300    Fidelity National Financial, Inc.+<F8>                8,991,695
    390,100    First American Corporation                            9,518,440
    245,500    LandAmerica Financial Group, Inc.                     9,758,625
                                                                  ------------
                                                                    28,268,760
                                                                  ------------

               MACHINERY-DIVERSIFIED -- 1.80%
    399,900    Rockwell Automation, Inc.                             8,277,930
                                                                  ------------

               METAL FABRICATE/HARDWARE -- 1.53%
    449,300    The Timken Company                                    7,018,066
                                                                  ------------

               MISCELLANEOUS MANUFACTURING -- 3.97%
    219,000    Carlisle Companies Incorporated                       8,867,310
    258,600    CLARCOR, Inc.                                         9,361,320
                                                                  ------------
                                                                    18,228,630
                                                                  ------------

               OIL & GAS SERVICES -- 2.12%
    532,800    Varco International, Inc.*<F7>                        9,755,568
                                                                  ------------

               PACKAGING & CONTAINERS -- 3.98%
    174,800    Ball Corporation+<F8>                                 9,736,360
    421,100    Pactiv Corporation*<F7>                               8,548,330
                                                                  ------------
                                                                    18,284,690
                                                                  ------------

               PHARMACEUTICALS -- 1.94%
    469,800    NBTY, Inc.*<F7>                                       8,907,408
                                                                  ------------

               RETAIL -- 6.70%
    466,900    Pacific Sunwear of California, Inc.*<F7>+<F8>         9,501,415
    199,100    Ross Stores, Inc.                                     7,197,465
    779,500    Saks Incorporated*<F7>                                5,994,355
    800,100    Select Comfort Corporation*<F7>+<F8>                  8,073,009
                                                                  ------------
                                                                    30,766,244
                                                                  ------------

               SAVINGS & LOANS -- 2.34%
    407,600    Flagstar Bancorp, Inc.                               10,748,412
                                                                  ------------

               SOFTWARE -- 1.98%
    411,500    Avid Technology, Inc.*<F7>+<F8>                       9,110,610
                                                                  ------------

               TRANSPORTATION -- 7.89%
    634,300    EGL, Inc.*<F7>                                        9,425,698
    312,300    J.B. Hunt Transport Services, Inc.*<F7>+<F8>          8,407,116
    156,000    Landstar System, Inc.*<F7>                            8,970,000
    299,100    Old Dominion Freight Line, Inc.*<F7>                  9,421,650
                                                                  ------------
                                                                    36,224,464
                                                                  ------------
               TOTAL COMMON STOCKS (Cost $436,193,382)             439,054,053
                                                                  ------------

 PRINCIPAL
   AMOUNT
 ---------
               SHORT-TERM INVESTMENTS -- 4.11%

               U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 0.10%
$   450,000    Federal Home Loan Discount Note, 1.01%, 4/1/03          450,000
                                                                  ------------

               VARIABLE RATE DEMAND NOTES -- 4.01%
 16,348,333    American Family Financial Services, Inc. 0.9512%     16,348,333
  2,073,838    Wisconsin Corporate Central Credit Union, 0.9788%     2,073,838
                                                                  ------------
                                                                    18,422,171
                                                                  ------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $18,872,171)      18,872,171
                                                                  ------------

               SECURITIES LENDING COLLATERAL
               COMMERCIAL PAPER -- 4.06%

               INVESTMENT BANKER/BROKER -- 2.84%
  2,804,544    Danske Bank, C.P., 1.5075%, due 12/22/2003#<F9>       2,804,544
  2,804,544    Goldman Sachs, C.P., 1.5175, due 08/28/2003#<F9>      2,804,544
  2,804,544    Lehman Brothers, C.P., 1.5175%, due 09/02/2003#<F9>   2,804,544
  1,869,696    Merrill Lynch, C.P., 1.5575%, due 11/16/2003#<F9>     1,869,696
  2,804,544    Morgan Stanley, C.P., 1.5175%, due 07/08/2003#<F9>    2,804,544
                                                                  ------------
                                                                    13,087,872
                                                                  ------------

               SPECIAL PURPOSE -- 1.22%
  2,804,544    Beta Finance, Inc., C.P., 1.5075%,
                 due 01/16/2004#<F9>                                 2,804,544
  2,804,544    SMM Trust 2002 Note, 1.2888%, 12/15/2003#<F9>         2,804,544
                                                                  ------------
                                                                     5,609,088
                                                                  ------------
               TOTAL COMMERCIAL PAPER (Cost $18,696,960)            18,696,960
                                                                  ------------

               CERTIFICATES OF DEPOSIT -- 1.22%
  2,804,544    Allied Irish Bank EU C.D., 1.340%,
                 due 05/09/2003#<F9>                                 2,804,544
  2,804,544    Deutsche Bank C.D., 1.500%, due 03/22/2004#           2,804,544
                                                                  ------------
               TOTAL CERTIFICATES OF DEPOSIT (Cost $5,609,088)       5,609,088
                                                                  ------------

               REPURCHASE AGREEMENTS -- 6.71%
 23,371,197    CS First Boston Repo., 1.4975%,
                 due 04/01/2003#<F9>                                23,371,197
  7,478,783    CS First Boston Repo., 1.3800%,
                 due 04/01/2003#<F9>                                 7,478,783
                                                                  ------------
               TOTAL REPURCHASE AGREEMENTS (Cost $30,849,980)       30,849,980
                                                                  ------------

               SHORT-TERM INVESTMENTS -- 0.02%
     93,485    AIM Short Term Liquid Asset Fund, 1.29%#<F9>             93,485
     19,054    Merrill Lynch Premier Institutional
                 Fund, 1.3513%#<F9>                                     19,054
                                                                  ------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $112,539)            112,539
                                                                  ------------
               Cash Payable to Custodian for
                 Securities Lending Activity                          (171,077)
                                                                  ------------
               TOTAL SECURITIES LENDING COLLATERAL                  55,097,490
                                                                  ------------
               TOTAL INVESTMENTS -- 111.73% (Cost $510,163,043)    513,023,714
                                                                  ------------
               Liabilities, less Other Assets -- (-11.73%)         (53,845,565)
                                                                  ------------
               NET ASSETS -- 100%                                 $459,178,149
                                                                  ------------
                                                                  ------------

*<F7>  Non-income producing security
+<F8>  Securities in whole or in part on loan.
#<F9>  Securities lending collateral (Note 5)

                     See notes to the financial statements.

HENNESSY CORNERSTONE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

   NUMBER
 OF SHARES                                                            VALUE
 ---------                                                            -----
               COMMON STOCKS -- 94.91%

               AUTO & TRUCK -- 5.23%
     42,500    Delphi Corporation                                  $   290,275
     36,800    Ford Motor Company+<F11>                                276,736
      9,600    General Motors Corporation                              322,752
                                                                   -----------
                                                                       889,763
                                                                   -----------

               BUILDING PRODUCTS - CEMENT -- 1.59%
     15,500    Cemex S.A. de C.V.                                      270,320
                                                                   -----------

               CHEMICALS -- 3.80%
     11,900    The Dow Chemical Company                                328,559
      8,200    E.I. du Pont de Nemours and Company+<F11>               318,652
                                                                   -----------
                                                                       647,211
                                                                   -----------

               COMMERCIAL BANKS -- 7.81%
     18,600    AmSouth Bancorporation                                  369,768
      9,300    BB&T Corporation                                        292,299
     10,500    Regions Financial Corporation                           340,200
     12,400    Union Planters Corporation                              325,996
                                                                   -----------
                                                                     1,328,263
                                                                   -----------

               COMPUTER SERVICES -- 2.20%
     21,300    Electronic Data Systems Corporation                     374,880
                                                                   -----------

               DIVERSIFIED -- 1.86%
     14,800    Honeywell International Inc.                            316,128
                                                                   -----------

               DRUGS -- 3.53%
     12,600    Bristol-Myers Squibb Company                            266,238
      9,500    GlaxoSmithKline plc+<F11>                               334,305
                                                                   -----------
                                                                       600,543
                                                                   -----------

               ELECTRICAL EQUIPMENT -- 1.81%
      6,800    Emerson Electric Co.                                    308,380
                                                                   -----------

               FOOD, BEVERAGE & TOBACCO -- 8.81%
     15,800    Albertson's, Inc.+<F11>                                 297,830
      8,700    Altria Group, Inc.                                      260,652
     14,400    ConAgra Foods, Inc.                                     289,152
      4,510    Del Monte Foods Company*<F10>                            33,645
     10,100    H.J. Heinz Company                                      294,920
     10,500    Kellogg Company                                         321,825
                                                                   -----------
                                                                     1,498,024
                                                                   -----------

               FOREST PRODUCTS & PAPER -- 4.17%
     15,400    MeadWestvaco Corporation                                350,812
      7,500    Weyerhaeuser Company+<F11>                              358,725
                                                                   -----------
                                                                       709,537
                                                                   -----------

               INSURANCE -- 6.61%
     18,700    Aon Corporation                                         386,716
     25,200    Aegon N.V.                                              190,260
     20,900    UnumProvident Corporation+<F11>                         204,820
      9,700    Washington Mutual, Inc.+<F11>                           342,119
                                                                   -----------
                                                                     1,123,915
                                                                   -----------

               INVESTMENT BANKER/BROKER -- 2.08%
     14,900    J.P. Morgan Chase & Co.                                 353,279
                                                                   -----------

               MACHINERY, DIVERSIFIED -- 4.31%
      7,700    Caterpillar Inc.                                        378,840
     17,100    Rockwell Automation, Inc.                               353,970
                                                                   -----------
                                                                       732,810
                                                                   -----------

               MONEY CENTER BANKS -- 1.86%
      6,200    HSBC Holdings plc+<F11>                                 316,944
                                                                   -----------

               OFFICE AUTOMATION & EQUIPMENT -- 1.93%
     10,300    Pitney Bowes Inc.                                       328,776
                                                                   -----------

               OIL & GAS -- 14.69%
      8,900    BP plc                                                  343,451
      5,200    ChevronTexaco Corporation+<F11>                         336,180
      7,000    ConocoPhillips                                          375,200
     16,500    Marathon Oil Corporation                                395,505
     12,600    Occidental Petroleum Corporation                        377,496
      8,200    Royal Dutch Petroleum Company                           334,150
      9,300    Shell Transport & Trading Company plc                   336,846
                                                                   -----------
                                                                     2,498,828
                                                                   -----------

               PHOTOGRAPHIC EQUIPMENT AND SUPPLIES -- 1.65%
      9,500    Eastman Kodak Company+<F11>                             281,200
                                                                   -----------

               RETAIL -- 3.67%
     15,000    The May Department Stores Company+<F11>                 298,350
     13,500    Sears, Roebuck and Co.+<F11>                            326,025
                                                                   -----------
                                                                       624,375
                                                                   -----------

               SUPER-REGIONAL BANKS-US -- 10.09%
      5,100    Bank of America Corporation                             340,884
     14,100    FleetBoston Financial Corporation                       336,708
     12,900    National City Corporation+<F11>                         359,265
      8,600    PNC Financial Services Group                            364,468
     16,500    U.S. Bancorp                                            313,170
                                                                   -----------
                                                                     1,714,495
                                                                   -----------

               TELECOM EQUIPMENT -- 2.06%
     19,100    BCE Inc.                                                349,912
                                                                   -----------

               TELEPHONE -- 5.15%
     13,500    SBC Communications Inc.                                 270,810
     24,100    Sprint Corporation                                      283,175
     25,800    Telefonica de Argentina S.A. -- ADR*<F10>+<F11>             258
      9,100    Verizon Communications Inc.+<F11>                       321,684
                                                                   -----------
                                                                       875,927
                                                                   -----------
               TOTAL COMMON STOCKS (Cost $19,257,814)               16,143,510
                                                                   -----------

 PRINCIPAL
   AMOUNT
 ---------
               SHORT-TERM INVESTMENTS -- 4.35%

               VARIABLE RATE DEMAND NOTES -- 4.35%
 $  383,332    American Family Financial Services, Inc., 0.9512%       383,332
    357,644    Wisconsin Corporate Central Credit Union, 0.9788%       357,644
                                                                   -----------
               TOTAL SHORT-TERM INVESTMENTS (Cost $740,977)            740,977
                                                                   -----------

               SECURITIES LENDING COLLATERAL
               COMMERCIAL PAPER -- 7.66%

               INVESTMENT BANKER/BROKER -- 5.36%
    195,456    Danske Bank, C.P., 1.5075%, due 12/22/2003#<F12>        195,456
    195,456    Goldman Sachs, C.P., 1.5175, due 08/28/2003#<F12>       195,456
    195,456    Lehman Brothers, C.P., 1.5175%, due 09/02/2003#<F12>    195,456
    130,304    Merrill Lynch, C.P., 1.5575%, due 11/16/2003#<F12>      130,304
    195,456    Morgan Stanley, C.P., 1.5175%, due 07/08/2003#<F12>     195,456
                                                                   -----------
                                                                       912,128
                                                                   -----------

               SPECIAL PURPOSE -- 2.30%
    195,456    Beta Finance, Inc., C.P., 1.5075%,
                 due 01/16/2004#<F12>                                  195,456
    195,456    SMM Trust 2002 Note, 1.2888%, 12/15/2003#<F12>          195,456
                                                                   -----------
                                                                       390,912
                                                                   -----------
               TOTAL COMMERCIAL PAPER (Cost $1,303,040)              1,303,040
                                                                   -----------

               CERTIFICATES OF DEPOSIT -- 2.28%
    195,456    Allied Irish Bank EU C.D., 1.340%,
                 due 05/09/2003#<F12>                                  195,456
    195,456    Deutsche Bank C.D., 1.500%, due 03/22/2004#<F12>        195,456
                                                                   -----------
               TOTAL CERTIFICATES OF DEPOSIT (Cost $390,912)           390,912
                                                                   -----------

               REPURCHASE AGREEMENTS -- 12.62%
  1,628,803    CS First Boston Repo., 1.4975%,
                 due 04/01/2003#<F12>                                1,628,803
    521,217    CS First Boston Repo., 1.3800%,
                 due 04/01/2003#<F12>                                  521,217
                                                                   -----------
               TOTAL REPURCHASE AGREEMENTS (Cost $2,150,020)         2,150,020
                                                                   -----------

               SHORT-TERM INVESTMENTS -- 0.04%
      6,515    AIM Short Term Liquid Asset Fund, 1.29%#<F12>             6,515
      1,328    Merrill Lynch Premier Institutional
                 Fund, 1.3513%#<F12>                                     1,328
                                                                    __________
               TOTAL SHORT-TERM INVESTMENTS (Cost $7,843)                7,843
                                                                   -----------
               Cash Payable to Custodian for
                 Securities Lending Activity                           (11,920)
                                                                   -----------
               TOTAL SECURITIES LENDING COLLATERAL                   3,839,895
                                                                   -----------
               TOTAL INVESTMENTS -- 121.84% (Cost $23,838,686)      20,724,382
                                                                   -----------
               Liabilities, less Other Assets -- (-21.84%)          (3,714,546)
                                                                   -----------
               NET ASSETS -- 100%                                  $17,009,836
                                                                   -----------
                                                                   -----------

*<F10>    Non-income producing security
+<F11>    Securities in whole or in part on loan.
#<F12>    Securities lending collateral (Note 5)

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)

1).  ORGANIZATION

     The Hennessy Mutual Funds, Inc. (the "Company") was organized as a Maryland corporation on May 20, 1996 and consists of two separate series (the "Funds"):
Hennessy Cornerstone Growth Fund (the "Growth Fund"), formerly O'Shaughnessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund (the "Value Fund"), formerly O'Shaughnessy Cornerstone Value Fund. Both Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Funds commenced operations on November 1, 1996.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a). Investment Valuation - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

b). Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2002, the Value Fund had a capital loss carryforward available for federal income tax purposes of $2,638,056, which will expire September 30, 2007 through September 30, 2009.

c). Income and Expenses - Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners - Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually.

e). Security Transactions - Investment and shareowner transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

3).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Hennessy Advisors, Inc. (the"Manager") is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended March 31, 2003 were $581,858 and $23,619 for Growth and Value Funds, respectively.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliated company of U.S. Bank, N.A.

4).  INVESTMENT TRANSACTIONS

     During the six months ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                       GROWTH FUND          VALUE FUND
                                       -----------          ----------
Purchases                              $498,882,524        $11,007,764
Sales                                  $380,370,289        $10,209,086

     At March 31, 2003, the cost of investments and the gross unrealized appreciation and depreciation of investments were as follows:

                                       GROWTH FUND          VALUE FUND
                                       -----------          ----------
Cost of Investments(a)<F13>           $510,224,707         $23,972,132
                                      ------------         -----------
Appreciation                            26,759,224             364,277
Depreciation                           (23,960,217)         (3,612,027)
                                      ------------         -----------
Net unrealized
  depreciation                        $  2,799,007         $(3,247,750)
                                      ------------         -----------
                                      ------------         -----------

(a)<F13> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes.

5).  SECURITIES LENDING

     The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of March 31, 2003, the Growth Fund and Value Fund had on loan securities valued at $54,017,147 and $3,764,603, respectively, and collateral of $55,097,490 and $3,839,895, respectively.

6).  LINE OF CREDIT

     The Growth Fund and Value Fund have $2,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.
The credit facility is with its custodian bank, U.S. Bank, N.A. The credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable monthly. During the six months ended March 31, 2003, the Growth Fund and the Value Fund did not borrow on their line of credit. The interest rate on any outstanding principal amount is the Bank's Prime Rate.

7).  ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS (UNAUDITED)

                                           TERM OF                                               # OF FUNDS    OTHER
                           POSITION(S)     OFFICE AND                                            IN COMPLEX    DIRECTORSHIPS
                           HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION                 OVERSEEN      HELD BY
NAME, AGE AND ADDRESS      THE COMPANY     TIME SERVED      DURING PAST FIVE YEARS               BY DIRECTOR   DIRECTORS
---------------------      -----------     -----------      ----------------------               -----------   -------------
INDEPENDENT DIRECTORS

Robert T. Doyle, 55        Independent     Indefinite       Currently the Sheriff of Marin           4         Director of The
87 Washington St.          Director        Term;            County, California (since 1996)                    Hennessy Funds, Inc.
Novato, CA  94947                          Served since     and has been employed in the
                                           June 2000.       Marin County Sheriff's Office
                                                            in various capacities since 1969.

J. Dennis DeSousa, 66      Independent     Indefinite       Currently a real estate investor;        4         Director of The
340 Singing Brook          Director        Term;            Owner/director, North Bay                          Hennessy Funds, Inc.
Circle                                     Served since     Television, Inc. (1985-1999).
Santa Rosa, CA  95409                      June 2000.

Harry F. Thomas, 55        Independent     Indefinite       Currently a retired business             4         Director of The
50 Shields Lane            Director        Term;            executive; Managing Director                       Hennessy Funds, Inc.
Novato, CA  94945                          Served since     of Emplifi, Inc. (1999-2001);
                                           June 2000.       Vice President and Manager,
                                                            Employee Benefit Trust
                                                            Operation of Wells Fargo Bank
                                                            (1997-1999); and Trust Systems
                                                            Manager and Vice President of
                                                            Wells Fargo Bank since 1992.

INTERESTED DIRECTOR

Neil J. Hennessy, 46       Director,       Indefinite       President of the Manager since 1989;     4         Director of The
Hennessy Advisors, Inc.    President       Term;            President and Investment Manager of                Hennessy Funds, Inc.
The Courtyard Square       and Treasurer   Served since     The Hennessy Mutual Funds, Inc.
750 Grant Ave., Ste. 100                   June 2000.       since 1996.
Novato, CA  94945

INVESTMENT ADVISER
     Hennessy Advisors, Inc.
     The Courtyard Square
     750 Grant Avenue, Suite 100
     Novato, CA 94945
     (800) 966-4354

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701
     (800) 261-6950

CUSTODIAN
     U.S. Bank, N.A.
     425 Walnut Street
     Cincinnati, OH  45202

DIRECTORS
     Neil J. Hennessy
     Robert T. Doyle
     J. Dennis DeSousa
     Harry F. Thomas

COUNSEL
     Foley & Lardner
     777 East Wisconsin Avenue
     Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
     KPMG LLP
     303 East Wacker Drive
     Chicago, IL  60601

DISTRIBUTOR
     Quasar Distributors, LLC
     615 East Michigan Street
     Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.